Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
The table below shows the total compensation for our PEO and the average of our non-PEO
NEOs (as set forth in the Summary Compensation Table on page 50), the CAP for our PEO and the average for our non-PEO
NEOs, our absolute TSR, the
TSR
of our peer group over the same period, our reported net income, our underlying net sales growth and underlying operating income growth for the last four fiscal years.
FISCAL 2024 PAY VS PERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non- PEO NEOs (2)	Average Compensation Actually Paid to Non- PEO NEOs (3)	B-F TSR (4)	Peer Group TSR (4)(5)	Reported Net Income (in millions)	Underlying Net Sales Growth	Underlying Operating Income Growth

2024	$13,194,160	$5,788,644	$2,895,924	$1,878,251	$82	$150	$1,024	4%	12%

2023	9,651,262	6,771,842	2,059,136	1,752,991	109	146	783	11%	8%

2022	8,364,936	4,476,542	1,567,977	1,271,730	112	143	838	13%	15%

2021	9,112,109	11,798,204	2,072,337	2,709,954	124	123	903	6%	4%

(1)	The PEO for each of fiscal 2021, 2022, 2023 and 2024 was Mr. Whiting .
(2)
The non-PEO NEOs in fiscal 2024 were Ms. Cunningham, Mr. Farrer, Mr. Hamel and Mr. Hinrichs. The non-PEO NEOs in fiscal 2023 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley. The non-PEO NEOs in fiscal 2022 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, Ms. Hawley, and Jane Morreau. The non-PEO NEOs in fiscal 2021 were Ms. Morreau, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus
Performance
Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. In general, CAP is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of April 30, 2024 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. No awards were granted and vested in the same year; no awards granted in any prior fiscal year failed
to meet applicable vesting conditions during the covered fiscal year; there was no change in fair value of outstanding, vested equity granted in prior years; and there were no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reported. The following table detail the applicable adjustments:

PENSION VALUE AND EQUITY AWARD ADJ
USTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Add Prior Year Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years	Compensation Actually Paid

PEO

2024	$13,194,160	$(1,145,802)	$382,548	$26,726	$(6,982,403)	$2,802,694	$(2,489,279)	$5,788,644

2023	9,651,262	(1,095,610)	375,220	–	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	–	(3,371,539)	2,908,042	(2,999,893)	4,476,542

2021	9,112,109	(1,006,606)	376,123	–	(3,595,862)	4,457,842	2,454,598	11,798,204

Average Non-PEO NEOs

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	–	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	–	112,527	–	(349,638)	301,569	(360,704)	1,271,730

2021	2,072,337	(297,275)	157,787	–	(486,612)	620,239	643,478	2,709,954

(4)	TSR is calculated on a cumulative basis measured from the market close of Brown-Forman’s Class B common stock on April 30, 2020, through the end of the indicated fiscal year.
(5)
Peer Group is defined as the S&P 500 Consumer Staples Index. The companies in this sector are primarily involved in the development and production of consumer products that cover food and drug retailing, beverages, food products, tobacco, household products, and personal products.

Company Selected Measure Name	UnderlyingNet SalesGrowth
Named Executive Officers, Footnote	The non-PEO NEOs in fiscal 2024 were Ms. Cunningham, Mr. Farrer, Mr. Hamel and Mr. Hinrichs. The non-PEO NEOs in fiscal 2023 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley. The non-PEO NEOs in fiscal 2022 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, Ms. Hawley, and Jane Morreau. The non-PEO NEOs in fiscal 2021 were Ms. Morreau, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley.
Peer Group Issuers, Footnote	Peer Group is defined as the S&P 500 Consumer Staples Index. The companies in this sector are primarily involved in the development and production of consumer products that cover food and drug retailing, beverages, food products, tobacco, household products, and personal products.
PEO Total Compensation Amount	$ 13,194,160	$ 9,651,262	$ 8,364,936	$ 9,112,109
PEO Actually Paid Compensation Amount	$ 5,788,644	6,771,842	4,476,542	11,798,204
Adjustment To PEO Compensation, Footnote
PENSION VALUE AND EQUITY AWARD ADJ
USTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Add Prior Year Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years	Compensation Actually Paid

PEO

2024	$13,194,160	$(1,145,802)	$382,548	$26,726	$(6,982,403)	$2,802,694	$(2,489,279)	$5,788,644

2023	9,651,262	(1,095,610)	375,220	–	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	–	(3,371,539)	2,908,042	(2,999,893)	4,476,542

2021	9,112,109	(1,006,606)	376,123	–	(3,595,862)	4,457,842	2,454,598	11,798,204

Average Non-PEO NEOs

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	–	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	–	112,527	–	(349,638)	301,569	(360,704)	1,271,730

2021	2,072,337	(297,275)	157,787	–	(486,612)	620,239	643,478	2,709,954

Non-PEO NEO Average Total Compensation Amount	$ 2,895,924	2,059,136	1,567,977	2,072,337
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,878,251	1,752,991	1,271,730	2,709,954
Adjustment to Non-PEO NEO Compensation Footnote
PENSION VALUE AND EQUITY AWARD ADJ
USTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Add Prior Year Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years	Compensation Actually Paid

PEO

2024	$13,194,160	$(1,145,802)	$382,548	$26,726	$(6,982,403)	$2,802,694	$(2,489,279)	$5,788,644

2023	9,651,262	(1,095,610)	375,220	–	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	–	(3,371,539)	2,908,042	(2,999,893)	4,476,542

2021	9,112,109	(1,006,606)	376,123	–	(3,595,862)	4,457,842	2,454,598	11,798,204

Average Non-PEO NEOs

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	–	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	–	112,527	–	(349,638)	301,569	(360,704)	1,271,730

2021	2,072,337	(297,275)	157,787	–	(486,612)	620,239	643,478	2,709,954

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
 The list below shows the most important metrics used by the Committee to link CAP to company performance.

Underlying Net Sales (1) Growth
We consider underlying net sales growth and underlying operating income growth to be the most important financial measures used to link pay with performance in fiscal 2024 because they (1) are used to determine 70% of the short
-term cash incentive award payout for the company’s chief executive officer, who is our principal executive officer (PEO), and other NEOs, and (2) are used on a relative basis to determine 100% of the long-term incentive cash award payout for the PEO and other NEOs.

Underlying Operating Income (2) Growth
Relative TSR
Stock Appreciation

(1)	“Underlying net sales” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
(2)	“Underlying operating income” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.

Total Shareholder Return Amount	$ 82	109	112	124
Peer Group Total Shareholder Return Amount	150	146	143	123
Net Income (Loss)	$ 1,024,000,000	$ 783,000,000	$ 838,000,000	$ 903,000,000
Company Selected Measure Amount	0.04	0.11	0.13	0.06
PEO Name	Mr. Whiting
Measure:: 1
Pay vs Performance Disclosure
Name	Underlying Net Sales(1) Growth
Non-GAAP Measure Description	“Underlying net sales” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.12	0.08	0.15	0.04
Name	Underlying Operating Income(2) Growth
Non-GAAP Measure Description	“Underlying operating income” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Appreciation
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,145,802)	$ (1,095,610)	$ (811,189)	$ (1,006,606)
PEO | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,548	375,220	386,185	376,123
PEO | Prior Year Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,726	0	0	0
PEO | Summary Compensation Table Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,982,403)	(3,862,409)	(3,371,539)	(3,595,862)
PEO | YearEnd Value of Unvested Equity Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,802,694	2,773,884	2,908,042	4,457,842
PEO | Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,489,279)	(1,070,505)	(2,999,893)	2,454,598
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,725)	(143,794)	0	(297,275)
Non-PEO NEO | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,377	92,310	112,527	157,787
Non-PEO NEO | Prior Year Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,905	0	0	0
Non-PEO NEO | Summary Compensation Table Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,644)	(500,230)	(349,638)	(486,612)
Non-PEO NEO | YearEnd Value of Unvested Equity Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,583	359,253	301,569	620,239
Non-PEO NEO | Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (297,169)	$ (113,684)	$ (360,704)	$ 643,478